Staff costs and Directors Remuneration (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares
Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 400,000
Director Fees Paid as Shares | shares	0
James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 1,495,506
Director Fees Paid as Shares | shares	0
Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 26,000	[1]
Director Fees Paid as Shares | shares	0	[1]
Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 210,000	[2]
Director Fees Paid as Shares | shares	7,596	[2]
Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 210,000	[3]
Director Fees Paid as Shares | shares	7,596	[3]
Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 210,000	[4]
Director Fees Paid as Shares | shares	7,596	[4]
Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 175,000
Director Fees Paid as Shares | shares	7,596
Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 90,000
Director Fees Paid as Shares | shares	2,761
Executive Directors' Fees [Member] | Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 400,000
Executive Directors' Fees [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	800,000
Executive Directors' Fees [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	26,000	[1]
Executive Directors' Fees [Member] | Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[2]
Executive Directors' Fees [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[3]
Executive Directors' Fees [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[4]
Executive Directors' Fees [Member] | Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	695,506
Executive Directors' Bonus [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[1]
Executive Directors' Bonus [Member] | Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[2]
Executive Directors' Bonus [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[3]
Executive Directors' Bonus [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[4]
Executive Directors' Bonus [Member] | Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees [Member] | Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0	[1]
Non-Executive Directors' Fees [Member] | Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	110,000	[2]
Non-Executive Directors' Fees [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	110,000	[3]
Non-Executive Directors' Fees [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	110,000	[4]
Non-Executive Directors' Fees [Member] | Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	75,000
Non-Executive Directors' Fees [Member] | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 40,000

[1]	Pedro E. Aylwin has a service contract that provides for him to act as Director of Legal and Governance.
[2]	Compensation Committee Chairman.
[3]	Technical Committee Chairman.
[4]	Audit Committee Chairman.